Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and accounts have been eliminated in consolidation.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified in order to conform to the current period presentation. These reclassifications had no effect on the previously reported net loss.
Fiscal Year	Fiscal Year The Company’s fiscal year ends on April 30. References to fiscal 2019, for example, refer to the fiscal year ended April 30, 2019.
Use of Estimates and Judgments

Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Such estimates include, but are not limited to, allocation of revenue between recognized and deferred amounts, deferred contract acquisition costs, allowance for doubtful accounts, valuation of stock-based compensation, fair value of ordinary shares, fair value of acquired intangible assets and goodwill, useful lives of acquired intangible assets and property and equipment, and valuation allowance for deferred income taxes. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Foreign Currency

Foreign Currency

The reporting currency of the Company is the U.S. dollar. The Company determines the functional currency of each subsidiary in accordance with ASC 830, Foreign Currency Matters, based on the currency of the primary economic environment in which each subsidiary operates. Items included in the financial statements of such subsidiaries are measured using that functional currency.

For the subsidiaries where the U.S. dollar is the functional currency, foreign currency denominated monetary assets and liabilities are re-measured into U.S. dollars at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are re-measured into U.S. dollars at historical exchange rates. Gains or losses from foreign currency re-measurement and settlements are included in other income (expense), net in the consolidated statement of operations. For the years ended April 30, 2019, 2018 and 2017, the Company recognized re-measurement gain of $0.2 million, a loss of $1.3 million and a loss of $0.6 million, respectively.

For subsidiaries where the functional currency is other than the U.S. dollar, the Company uses the period-end exchange rates to translate assets and liabilities, the average monthly exchange rates to translate revenue and expenses, and historical exchange rates to translate shareholders’ equity (deficit), into U.S. dollars. The Company records translation gains and losses in accumulated other comprehensive loss as a component of shareholders’ equity (deficit) in the consolidated balance sheet.

Comprehensive Loss	Comprehensive Loss The Company’s comprehensive loss includes net loss and unrealized gains and losses on foreign currency translation adjustments.
Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments, including money market funds with an original maturity of three months or less at the date of purchase, to be cash equivalents. The carrying amount of the Company’s cash equivalents approximates fair value, due to the short maturities of these instruments. Restricted cash represents cash on deposit with financial institutions in support of letters of credit in favor of certain landlords for non-cancelable lease agreements.

Cash, cash equivalents, and restricted cash as reported in the Company’s consolidated statement of cash flows includes the aggregate amounts of cash and cash equivalents and the restricted cash as shown on the consolidated balance sheet. Cash, cash equivalents, and restricted cash as reported in the Company’s consolidated statement of cash flows consists of the following (in thousands):

	As of April 30,
	2019	2018
Cash and cash equivalents	$298,000	$50,941
Restricted cash	2,280	668
Cash, cash equivalents and restricted cash	$300,280	$51,609

Short-Term Investments

Short-Term Investments

Investments with an original maturity of three months or less at the date of purchase are considered cash equivalents, while all other investments are classified as short-term or long-term based on the nature of the investments, their maturities, and their availability for use in current operations. The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company’s short-term investments consist of bank deposits with original maturities greater than three months but less than twelve months and are classified as short-term investments within current assets in the consolidated balance sheet.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash equivalents, accounts receivable, accounts payable, and accrued liabilities. Cash equivalents are stated at amortized cost, which approximates fair value at the balance sheet dates, due to the short period of time to maturity. Accounts receivable, accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date.

Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheet consisting primarily of cash equivalents are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company measures its financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value:

•	Level 1: Observable inputs, such as unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
•

Level 2:   Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying values of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short period of time to maturity, receipt or payment.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents, restricted cash, short-term investments, and accounts receivable. The primary focus of the Company’s investment strategy is to preserve capital and meet liquidity requirements. The Company maintains its cash accounts with financial institutions where, at times, deposits exceed federal insurance limits. The Company invests its excess cash in highly-rated money market funds and in short-term investments. The Company extends credit to customers in the normal course of business. The Company performs credit analyses and monitors the financial health of its customers to reduce credit risk. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Management performs ongoing credit evaluations of customers and maintain allowances for potential credit losses on customers’ accounts when deemed necessary.

As of April 30, 2019 and 2018, no customer represented 10% or more of net accounts receivable. No customer accounted for more than 10% of the Company’s revenue for the years ended April 30, 2019, 2018 and 2017, respectively.

Accounts Receivable, Unbilled Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable, Unbilled Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of amounts billed currently due from customers. The Company’s accounts receivable are subject to collection risk. Gross accounts receivable are reduced for this risk by an allowance for doubtful accounts. This allowance is for estimated losses resulting from the inability of the Company’s customers to make required payments. The Company determines the need for an allowance for doubtful accounts based upon various factors, including past collection experience, credit quality of the customer, age of the receivable balance, and current economic conditions, as well as specific circumstances arising with individual customers. Accounts receivables are written off against the allowance when management determines a balance is uncollectible and the Company no longer actively pursues collection of the receivable.

The Company does not typically offer right of refund in its contracts. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the Company’s receivables portfolio. The Company has not experienced significant credit losses from its accounts receivable. As of April 30, 2019 and 2018, the allowance for doubtful accounts was $1.4 million and $0.8 million, respectively. Activity related to the Company’s allowance for doubtful accounts was as follows (in thousands):

	Year ended April 30,
	2019	2018	2017
Beginning balance	$776	$357	$52
Bad debt expense	1,105	1,265	431
Accounts written off	(470)	(846)	(126)
Ending balance	$1,411	$776	$357

Unbilled accounts receivable represents amounts for which the Company has recognized revenue, pursuant to the Company’s revenue recognition policy, for fulfilled obligations, but not yet billed. The unbilled accounts receivable balance was $1.7 million and $1.1 million as of April 30, 2019 and 2018, respectively.

Capitalized Software Costs

Capitalized Software Costs

Software development costs for software to be sold, leased, or otherwise marketed are expensed as incurred until the establishment of technological feasibility, at which time those costs are capitalized until the product is available for general release to customers and amortized over the estimated life of the product. Technological feasibility is established upon the completion of a working prototype that has been certified as having no critical bugs and is a release candidate. To date, costs to develop software that is marketed externally have not been capitalized as the current software development process is essentially completed concurrently with the establishment of technological feasibility. As such, all related software development costs are expensed as incurred and included in research and development expense in the consolidated statement of operations.

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development, or costs related to development of web-based products are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. The Company did not capitalize any costs related to software developed for internal use or web-based products in the years ended April 30, 2019, 2018 and 2017.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the financial statements and any resulting gain or loss is reflected within the consolidated statement of operations. There was no material gain or loss incurred as a result of retirement or sale in the periods presented. Repair and maintenance costs are expensed as incurred.

Business Combinations

Business Combinations

The Company has completed a number of acquisitions of other businesses in the past and may acquire additional businesses or technologies in the future. The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of acquisition. The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, in a business combination to the identifiable assets and liabilities of the acquired business at their acquisition date fair values. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies.

When the Company issues stock-based or cash awards to an acquired company’s shareholders, the Company evaluates whether the awards are consideration or compensation for post-acquisition services. The evaluation includes, among other things, whether the vesting of the awards is contingent on the continued employment of the acquired company’s shareholders beyond the acquisition date. If continued employment is required for vesting, the awards are treated as compensation for post- acquisition services and recognized as expense over the requisite service period.

To date, the assets acquired and liabilities assumed in the Company’s business combinations have primarily consisted of goodwill and finite-lived intangible assets, consisting primarily of developed technologies, in-process research & development (“IPR&D”), customer relationships and trade names. The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired, and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions and competition. In connection with determination of fair values, the Company may engage independent appraisal firms to assist with the valuation of intangible and certain tangible assets acquired and certain assumed obligations.

Acquisition-related transaction costs incurred by the Company are not included as a component of consideration transferred, but are accounted for as an operating expense in the period in which the costs are incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations accounted for using the acquisition method for accounting and is not amortized. The Company tests goodwill for impairment at least annually, in the fourth quarter of each year, or more frequently if events or changes in circumstances indicate that this asset may be impaired. For the purposes of impairment testing, the Company has determined that it has one operating segment and one reporting unit. The Company’s test of goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the quantitative analysis, the Company compares the fair value of its reporting unit to its carrying value. If the estimated fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. However, if the fair value of the reporting unit is less than book value, then under the second step the carrying amount of the goodwill is compared to its implied fair value. There was no impairment of goodwill recorded for the years ended April 30, 2019, 2018 and 2017.

Acquired Intangible Assets

Acquired Intangible Assets

Acquired amortizable intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets.

Useful life
(in years)
Trade names	$4
Customer relationships	4
Developed technology	4-5

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets, including property and equipment and amortizable acquired intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include: significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. The Company determined that there were no events or changes in circumstances that indicated that its long-lived assets were impaired during the years ended April 30, 2019, 2018 and 2017.

In addition to the recoverability assessment, the Company periodically reviews the remaining estimated useful lives of property and equipment and amortizable intangible assets. If the estimated useful life assumption for any asset is changed, the remaining unamortized balance would be depreciated or amortized over the revised estimated useful life, on a prospective basis.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs were capitalized and consisted of fees and expenses incurred in connection with the sale of the Company’s ordinary shares in its IPO, including the legal, accounting, printing and other IPO-related costs. Upon consummation of the IPO in October 2018, $0.2 million of previously deferred offering costs along with additional offering costs of $5.5 million were reclassified to shareholders’ equity (deficit) and recorded against the proceeds from the offering.

Deferred Rent

Deferred Rent

Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The Company records the difference between cash rent payments and recognized rent expense as a deferred rent liability included in other accrued liabilities and other liabilities, non-current on the consolidated balance sheet. Incentives granted under the Company’s facility leases, including allowances to fund leasehold improvements, are deferred and are recognized as adjustments to rent expense on a straight-line basis over the term of the lease.

Revenue Recognition

Revenue Recognition

The Company generates revenue primarily from the sale of self-managed subscriptions (which include licenses for proprietary features, support, and maintenance) and SaaS subscriptions. The Company also generates revenue from professional services, which consist of consulting and training.

Prior to the year ended April 30, 2017, the Company had not previously reported under U.S. GAAP or prepared financial statements in accordance with U.S. GAAP, and therefore never reported revenue under ASC Topic 605, Revenue Recognition. The consolidated financial statements reflect the Company’s accounting for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which the Company early adopted on May 1, 2017. The Company is presenting the consolidated financial statements for the year ended April 30, 2017 as if ASC 606 had been effective for this period.

Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements, the Company performs the following steps:

(i)identification of the contract with a customer;

The Company contracts with its customers through order forms, which in some cases are governed by master sales agreements. The Company determines that it has a contract with a customer when the order form has been approved, each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, reputation and financial or other information pertaining to the customer. At contract inception the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company has concluded that its contracts with customers do not contain warranties that give rise to a separate performance obligation.

(ii)determination of whether the promised goods or services are performance obligations;

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract.

The Company’s self-managed subscriptions include both an obligation to provide access to proprietary features in its software, as well as an obligation to provide support (on both open source and proprietary features) and maintenance. The Company’s SaaS products provide access to hosted software as well as support, which the Company considers to be a single performance obligation.

Services-related performance obligations relate to the provision of consulting and training services. These services are distinct from subscriptions and do not result in significant customization of the software.

(iii)measurement of the transaction price;

The Company measures the transaction price with reference to the standalone selling price (“SSP”) of the various performance obligations inherent within a contract. The SSP is determined based on the prices at which the Company separately sells these products, assuming the majority of these fall within a pricing range. In instances where SSP is not directly observable, such as when the Company does not sell the software license separately, the Company determines the SSP using information that may include market conditions and other observable inputs that can require significant judgment. There is typically more than one SSP for individual products and services due to the stratification of those products and services by quantity, term of the subscription, sales channel and other circumstances. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. None of the Company’s contracts contain a significant financing component.

(iv)allocation of the transaction price to the performance obligations;

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on a relative SSP. If one of the performance obligations is outside of the SSP range, the Company allocates SSP considering the midpoint of the range. The Company also considers if there are any additional material rights inherent in a contract, and if so, the Company allocates a portion of the transaction price to such rights based on SSP.

(v)recognition of revenue when the Company satisfies each performance obligation;

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. The Company’s self-managed subscriptions include both upfront revenue recognition when the license is delivered as well as revenue recognized ratably over the contract period for support and maintenance based on the stand-ready nature of these subscription elements. Revenue on the Company’s SaaS product is recognized ratably over the contract period when the Company satisfies the performance obligation.

Consulting services are time-based arrangements and revenue is recognized as these services are performed. Revenue from training services is recognized on the dates these services are complete.

The Company generates sales directly through its sales team and through its channel partners. Sales to channel partners are made at a discount and revenues are recorded at this discounted price once all the revenue recognition criteria above are met. To the extent that the Company offers rebates, incentives or joint marketing funds to such channel partners, recorded revenues are reduced by this amount. Channel partners generally receive an order from an end-customer prior to placing an order with the Company. Payment from channel partners is not contingent on the partner’s collection from end-customers.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of costs related to providing subscription and professional services to the Company’s customers, including personnel costs (salaries, bonuses and benefits, and stock-based compensation) and related expenses for customer support and services personnel, as well as cloud infrastructure costs, third-party expenses, depreciation of fixed assets, amortization associated with acquired intangible assets, and allocated overhead.

Research and Development

Research and Development

Research and development costs are expensed as incurred and consist primarily of personnel costs, including salaries, bonuses and benefits, and stock-based compensation. Research and development costs also include depreciation and allocated overhead.

Advertising

Advertising

Advertising costs are charged to operations as incurred or the first time the advertising takes place, based on the nature of the advertising, and include direct marketing, events, public relations, sales collateral materials and partner programs. Advertising costs were $6.5 million, $1.7 million, $1.0 million for the years ended April 30, 2019, 2018 and 2017 respectively. Advertising costs are recorded in sales and marketing expense in the consolidated statement of operations.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense related to stock awards issued to employees, including stock options, restricted stock awards (“RSAs”), and restricted stock units (“RSUs”) is measured at the fair value on the date of the grant and recognized over the requisite service period. The fair value of stock options is estimated on the date of the grant using the Black-Scholes option-pricing model. The fair value of RSAs and RSUs is estimated on the date of the grant based on the fair value of the Company’s underlying ordinary shares.

Compensation expense for stock options and RSUs is recognized on a straight-line basis over the requisite service period. Compensation expense for RSAs is amortized on a graded basis over the requisite service period as long as the underlying performance condition is probable to occur. RSAs issued till date included a performance condition in the form of a specified liquidity event.  The liquidity event condition was satisfied upon the effectiveness of the Company’s registration statement on Form S-1, or IPO registration statement, on October 5, 2018. On that date, the Company recorded a cumulative stock-based compensation expense of $1.7 million using the accelerated attribution method for all RSAs, for which the service condition had been fully satisfied as of October 5, 2018. The remaining unrecognized stock-based compensation expense related to the RSAs will be recorded over their remaining requisite service periods. The Company recognizes forfeitures as they occur.

Net Loss Per Share Attributable to Ordinary Shareholders

Net Loss per Share Attributable to Ordinary Shareholders

The Company calculates basic net loss per share by dividing the net loss by the weighted-average number of ordinary shares outstanding during the period, less shares subject to repurchase. Diluted net loss per share is computed by giving effect to all potentially dilutive ordinary share equivalents outstanding for the period, including stock options and restricted stock units.

Prior to the closing of the IPO in October 2018, the Company calculated basic and diluted net loss per share attributable to ordinary shareholders in conformity with the two-class method required for companies with participating securities. The Company considered all series of redeemable convertible preference shares and early exercised stock options to be participating securities as the holders were entitled to receive non-cumulative dividends on a pari passu basis in the event that a dividend was paid on ordinary shares. Under the two-class method, the net loss attributable to ordinary shareholders was not allocated to the redeemable convertible preference shares and early exercised stock options as the holders of redeemable convertible preference shares and early exercised stock options did not have a contractual obligation to share in losses.

Under the two-class method, basic net loss per share attributable to ordinary shareholders was calculated by dividing the net loss by the weighted-average number of ordinary shares outstanding during the period, less shares subject to repurchase. Diluted net loss per share attributable to ordinary shareholders was computed by giving effect to all potentially dilutive ordinary shares outstanding for the period. For purposes of this calculation, redeemable convertible preference shares, stock options to acquire ordinary shares, contingently issuable shares, and early exercised stock options were considered potentially dilutive ordinary shares, but had been excluded from the calculation of diluted net loss per share attributable to ordinary shareholders as their effect was antidilutive.

Upon closing of the IPO, all shares of redeemable convertible preference shares then outstanding were automatically converted into an equivalent number of shares of ordinary shares on a one-to-one basis and their carrying amount reclassified into stockholders’ equity (deficit). As of April 30, 2019, the Company did not have any preference shares issued and outstanding.

Treasury Shares	Treasury Shares Ordinary shares of the Company that are repurchased are recorded as treasury shares at cost and are included as a component of shareholders’ equity (deficit).
Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”). The Company’s Chief Executive Officer is its CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment. The Company presents financial information about its operating segment and geographical areas in Note 15 to the consolidated financial statements.

Income Taxes

Income Taxes

The Company is subject to income taxes in the Netherlands and numerous foreign jurisdictions. These foreign jurisdictions may have different statutory rates than the Netherlands. The Company records a provision for income taxes for the anticipated tax consequences of the reported results of operations using the asset and liability method. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities, as well as for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The Company records a valuation allowance to reduce its deferred tax assets to the net amount that it believes is more likely than not to be realized.

The calculation of the Company’s tax obligations involves dealing with uncertainties in the application of complex tax laws and regulations. ASC 740, Income Taxes, provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Company has assessed its income tax positions and recorded tax benefits for all years subject to examination, based upon the Company’s evaluation of the facts, circumstances and information available at each period end. For those tax positions where the Company has determined there is a greater than fifty percent likelihood that a tax benefit will be sustained, the Company has recorded the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is determined there is less than fifty percent likelihood that a tax benefit will be sustained, no tax benefit has been recognized.

Although the Company believes that it has adequately reserved for its uncertain tax positions, the Company can provide no assurance that the final tax outcome of these matters will not be materially different. As the Company expands internationally, it will face increased complexity, and the Company’s unrecognized tax benefits may increase in the future. The Company makes adjustments to its reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made.

New Accounting Pronouncements Not Yet Adopted

New Accounting Pronouncements Not Yet Adopted

Leases:    In February 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-02, Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases, and ASU 2018-11, Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings. The new guidance becomes effective for the Company for the year ending April 30, 2020.

The ASU provides an optional transition method that entities can use when adopting the standard.  Upon adoption of the new standard as of May 1, 2019, the Company will recognize a cumulative-effect adjustment to the opening balance of accumulated deficit as of the adoption date. The Company will elect the optional transition approach to not apply Topic 842 in the comparative periods presented.

Upon adoption, the Company is planning to elect the following:

•

the package of practical expedients which allows for not reassessing (1) whether existing contracts contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition.

•

the practical expedient in ASC Subtopic 842-10 to not separate non-lease components from lease components and instead account for each separate lease component and non-lease components associated with that lease component as a single lease component by class of the underlying asset.

•

not to recognize ROU assets and lease liabilities for short-term leases, which have a lease term of twelve months or less and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise.

The Company is not planning to elect the hindsight practical expedient.

The Company expects that the adoption of Topic 842 will result in the recognition of total right-of-use assets between $25.0 million and $30.0 million and total lease liabilities between $25.0 million and $30.0 million, with the most significant impact related to office space leases. The Company does not have any finance leases. The Company does not expect the adoption of Topic 842 to have a material impact to the consolidated statements of operations or to have any impact on its cash flows from operating, investing or financing activities.

Credit Losses:    In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326). ASU 2016-13 changes the impairment model for most financial assets, and will require the use of an expected loss model in place of the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The update to the standard becomes effective for the Company for the year ending April 30, 2021. The Company is currently evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

Goodwill Impairment:    In January 2017, the FASB issued ASU No. 2017-04, Intangibles— Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The new standard will simplify the measurement of goodwill by eliminating step two of the two-step impairment test. Step two measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The new guidance requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The new guidance becomes effective for the Company for the year ending April 30, 2021, though early adoption is permitted. The Company does not expect the adoption of the new accounting standard will have a material impact on its consolidated financial statements.

Comprehensive Income:    In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides financial statement preparers with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. For all entities, it is effective for fiscal years beginning after December 15, 2018, and interim periods therein. The new guidance becomes effective for the Company for the year ending April 30, 2020, though early adoption is permitted. The amendments in this ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company is currently evaluating the potential impact of this ASU on its consolidated financial statements.

Fair Value Measurements:   In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which modifies, removes and adds certain disclosure requirements on fair value measurements based on the FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The new guidance becomes effective for the Company for the year ending April 30, 2021. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Company is currently evaluating the potential impact of this ASU on its consolidated financial statements.

Intangible Assets:    In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other— Internal-Use Software (Subtopic 350-40), which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this ASU. The new guidance becomes effective for the Company for the year ending April 30, 2021, though early adoption is permitted. The Company is currently evaluating the potential impact of this ASU on its consolidated financial statements.